Significant Accounting Policies: Basic and Diluted Net Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted:
Schedule of Earnings Per Share, Basic and Diluted

	For the Years Ended
	June 30, 2012	June 30, 2011
Basic Earnings per share:
Income (Loss) (numerator)	$(3,945,920)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.05)	$(0.02)

	For the Years Ended
	June 30, 2012	June 30, 2011
Fully Diluted Earnings per share:
Income (Loss) (numerator)	$(3,945,920)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.05)	$(0.02)